Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 20,396,400	$ 31,874,975	$ 15,876,511
Investment securities available-for-sale (at fair value)	197,078,938	199,955,367
Other assets	2,599,133	5,232,197
Total assets	332,390,474	342,145,227
LIABILITIES
Other liabilities	784,447	1,613,281
Total liabilities	297,518,882	311,355,191
STOCKHOLDERS' EQUITY	34,871,592	30,790,036	35,702,773
Total liabilities and stockholders' equity	332,390,474	342,145,227
Parent Company [Member]
ASSETS
Cash	170,076	58,364	61,610
Investment securities available-for-sale (at fair value)	207,986	203,965
Investment in subsidiary bank	34,714,750	30,619,466
Other assets	101,238	85,214
Total assets	35,194,050	30,967,009
LIABILITIES
Deferred compensation	171,869	173,879
Accrued expenses	6,881	3,094
Other liabilities	143,708
Total liabilities	322,458	176,973
STOCKHOLDERS' EQUITY	34,871,592	30,790,036
Total liabilities and stockholders' equity	$ 35,194,050	$ 30,967,009